Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [line items]
Interests paid on lease liabilities	€ (131)	€ (104)
Interests paid on financed asset liabilities	(1)	(1)
Purchases of property, plant and equipment and intangible assets	8,546	8,422	€ 7,642
Redemption of subordinated notes reclassified in 2019 as short-term borrowings	(500)
Proceeds from sale and lease-back transactions	227	381
Net repayments of debt securities of Orange Bank	(346)	277
Net acquisitions	97		(154)
Finance leases [member]
Statement of cash flows [line items]
Purchases of property, plant and equipment and intangible assets	€ 241	€ 144	€ 136